PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Promissory Notes
PROMISSORY NOTES

11. PROMISSORY NOTES

Table 11.1: Details of Promissory Notes

	Principal Value	Unamortized Discount and Issuance Costs	Promissory Notes Carrying Balance	Weighted Average Interest Rate
Balance as of December 31, 2024	$2,498,369	$(11,380)	$2,486,989	16.6%
Issuance	690,558	(77,358)	613,200	13.5%
Repayment	(20,000)	—	(20,000)	35.0%
Amortization	36,667	21,297	57,964
Balance as of March 31, 2025	3,205,594	(67,441)	3,138,153	15.8%
Conversion to equity	(456,500)	—	(456,500)	24.0%
Repayment	(50,000)	—	(50,000)	24.0%
Amortization	—	37,973	37,973
Balance as of June 30, 2025	2,699,094	(29,468)	2,669,626	14.3%
Repayment	(31,579)	—	(31,579)	12.0%
Amortization	—	20,616	20,616
Balance as of September 30, 2025	2,667,515	(8,852)	2,658,663	14.3%
Conversion to a convertible note	(166,666)	—	(166,666)	10.0%
Amortization	—	7,665	7,665
Balance as of December 31, 2025	2,500,849	(1,187)	2,499,662	14.6%
Amortization	—	1,187	1,187
Balance as of March 31, 2026	2,500,849	—	2,500,849	14.6%
Conversion to convertible notes	(1,338,889)	—	(1,338,889)	18.0%
Balance as of June 30, 2026	$1,161,960	$—	$1,161,960	10.7%

Table 11.2: Details of Promissory Notes

	June 30, 2026			December 31, 2025
	Principal Value	Weighted Average Interest Rate	Maturity (Calendar Year)	Principal Value	Weighted Average Interest Rate	Maturity (Calendar Year)
Note issued in 2017	$250,000	4.0%	2020	$250,000	4.0%	2020
Note issued in 2020	-	—%	—	300,000	24.0%	2021
Note issued in 2021	100,000	24.0%	2022	400,000	24.0%	2021 - 2022
Notes issued in 2023	-	—%	—	611,111	12.0%	2023
Notes issued in 2024	319,180	12.3%	2025	319,180	12.3%	2025
Notes issued in 2025	492,780	10.4%	2025 -2026	620,558	12.0%	2025 -2026
Funded loans payable	1,161,960	10.7%		2,500,849	14.6%
Less: Unamortized debt-issuance costs and discounts	-			(1,187)
Total loans payable	$1,161,960			$2,499,662

During the second quarter of 2026, the Company exchanged five promissory notes for convertible notes and Series H Preferred Stock. The principal values and accrued interest of these notes at conversion totaled $1,338,889 and $1,054,800, respectively, for a total liability of $2,393,689. In exchange, the Company issued two convertible notes payable with a combined principal balance of $2,409,751 and Series H Preferred Stock valued at $1,899,945, resulting in a $1,916,007 loss on debt settlement being recognized in the second quarter of 2026. See Note 10 - Convertible Notes Payable and Note 14 - Equity for further information.

13.	PROMISSORY NOTES

Table 13.1: Details of Promissory Notes
	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate
Balance as of December 31, 2024	$2,498,369	$(11,380)	$2,486,989	16.6%
Issuance	690,558	(77,358)	613,200	13.5%
Repayment	(20,000)	-	(20,000)	35.0%
Amortization	36,667	21,297	57,964
Balance as of March 31, 2025	3,205,594	(67,441)	3,138,153	15.8%
Conversion to equity	(456,500)	-	(456,500)	24.0%
Repayment	(50,000)	-	(50,000)	24.0%
Amortization	-	37,973	37,973
Balance as of June 30, 2025	2,699,094	(29,468)	2,669,626	14.3%
Repayment	(31,579)	-	(31,579)	12.0%
Amortization	-	20,616	20,616
Balance as of September 30, 2025	2,667,515	(8,852)	2,658,663	14.3%
Conversion to a convertible note	(166,666)	-	(166,666)	10.0%
Amortization	-	7,665	7,665
Balance as of December 31, 2025	$2,500,849	$(1,187)	$2,499,662	14.6%

Table 13.2: Details of Loans Payable
	As of December 31,		Weighted Average	Maturity
	2025	2024	Interest Rate	(Calendar Year)
Note issued in 2017	$250,000	$250,000	4.0%	2020
Note issued in 2020	300,000	300,000	24.0%	2021
Note issued in 2021	400,000	400,000	24.0%	2021 – 2022
Notes issued in 2023	611,111	1,067,611	12.0%	2023
Notes issued in 2024	319,180	480,758	12.3%	2025
Notes issued in 2025	620,558	-	12.0%	2025 -2026
Funded loans payable	2,500,849	2,498,369	14.6%
Less: Unamortized debt-issuance costs and discounts	(1,187)	(11,380)
Total loans payable	$2,499,662	$2,486,989